Goldman Sachs Small Cap Value Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	62 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.03%	7.28%		6.55%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	14.82%	13.44%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.71%	5.74%		5.12%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	2.76%		2.57%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.55%	4.17%		3.84%